SHARE CAPITAL	7 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

11.          SHARE CAPITAL

Authorized share capital consists of an unlimited number of common shares without par value.

(a) Issued Share Capital

As at December 31, 2020, the Company had 39,739,047 common shares issued and outstanding (May 31, 2020 - 35,114,048).

During the seven months ended December 31, 2020, the Company:

  issued 282,700 common shares in the ATM at an average price of $10.58 per share for gross proceeds of $3.0 million, with aggregate commissions paid or payable to the agents and other share issue costs of $0.1 million, resulting in aggregate net proceeds of $2.9 million;
  issued 2,195,262 common shares for the acquisition of royalty and other interests;
  issued 1,258,992 common shares related to the partial conversion of the Loan Facility;
  issued 724,170 common shares related to the exercise of share purchase warrants; and
  issued 163,875 common shares related to the vesting of RSUs, and the exercise of stock options.

During the twelve months ended May 31, 2020, the Company:

  issued 359,695 common shares for the acquisition of royalty and stream interests;
  issued 959,698 common shares related to the exercise of share purchase warrants; and
  issued 656,408 common shares related to the vesting of RSUs, and the exercise of stock options.

(b) Stock Options

The Company has adopted a stock option plan approved by the Company's shareholders. The maximum number of shares that may be reserved for issuance under the plan is limited to 10% of the issued common shares of the Company at any time, less the amount reserved for RSUs. The vesting terms, if any, are determined by the Company's Board of Directors at the time of the grant.

The continuity of stock options for the seven months ended December 31, 2020 was as follows:

	Weighted
	average
	exercise price	Number
	(C$)	outstanding
As at May 31, 2019	$2.30	2,171,873
Granted	7.66	600,000
Exercised	1.71	(565,603)
Cancelled/Expired	2.32	(3,125)
As at May 31, 2020	$3.91	2,203,145
Granted	12.85	420,000
Exercised	2.44	(88,875)
As at December 31, 2020	$5.44	2,534,270

As at December 31, 2020, the weighted average remaining life of the stock options outstanding was 3.01 years (May 31, 2020 - 3.21 years). The Company's outstanding and exercisable stock options as at December 31, 2020 and their expiry dates are as follows:

	Exercise
	price	Number	Number
Expiry date	(C$)	outstanding	exercisable
July 15, 2021	$0.84	41,666	41,666
November 30, 2021	1.32	116,666	116,666
March 6, 2022	2.32	93,750	93,750
July 31, 2022	2.16	401,000	401,000
March 1, 2023	2.56	231,500	231,500
September 17, 2023	2.92	320,313	320,313
January 4, 2024	3.24	309,375	215,627
January 15, 2025	7.66	600,000	150,000
November 6, 2025	12.85	420,000	—
		2,534,270	1,570,522

(c) Share Purchase Warrants

The continuity of share purchase warrants for the seven months ended December 31, 2020 was as follows:

	Weighted
	average
	exercise price	Number
	(C$)	outstanding
As at May 31, 2019	$3.95	1,690,893
Exercised	3.62	(959,698)
As at May 31, 2020	4.39	731,195
Exercised	4.39	(724,170)
Expired	4.68	(7,025)
As at December 31, 2020	$—	—

On August 6, 2020, pursuant to the terms of the underlying agreements, the Company announced the acceleration of the expiry dates of certain warrants to September 4, 2020, in prior periods these warrants had expiry dates of December 31, 2020 and January 4, 2021.  As at December 31, 2020, the Company has no share purchase warrants outstanding.

(d) Restricted Share Units

The Company has adopted an RSU plan approved by the Company's shareholders. The maximum number of RSUs that may be reserved for issuance under the plan is limited to 800,000. The vesting terms, if any, are determined by the Company's Board of Directors at the time of issuance. The continuity of RSUs for the seven months ended December 31, 2020 was as follows:

Number
outstanding
As at May 31, 2019	—
Granted	171,805
Exercised	(90,805)
As at May 31, 2020	81,000
Granted	205,000
Vested	(75,000)
As at December 31, 2020	211,000

(e) Share-based Payments

The Company has an incentive stock option plan whereby the Company may grant share options to employees, directors, officers, and consultants of the Company. During the seven months ended December 31, 2020, the Company granted 420,000 stock options (May 31, 2020 - 600,000) with a weighted-average exercise price of C$12.85 (May 31, 2020 - C$7.66) and a fair value of $2,065,032 or $4.92 per option (May 31, 2020 - $1,738,607 or $2.90). The fair value of the stock options granted was estimated using the Black-Scholes option pricing model with weighted average assumptions as follows:

	Seven months	Twelve months
	ended	ended
	December 31,	May 31,
	2020	2020
Risk free interest rate	0.40%	1.54%
Expected dividend yield	0%	0.63%
Expected stock price volatility	58%	60%
Expected life in years	5	5
Forfeiture rate	0%	0%

For the seven months ended December 31, 2020, in accordance with the vesting terms of the stock options granted, the Company recorded a charge to share-based payments expense of $1,066,094 (May 31, 2020 - $1,068,013) with an offsetting credit to reserves.

For the seven months ended December 31, 2020, in accordance with the vesting terms of the RSUs granted, the Company recorded a charge to share-based payments expense of $566,038 (May 31, 2020 - $496,739) with offsetting credits of $225,426 and $340,612 (May 31, 2020 - $290,135 and $206,604) to share capital and reserves, respectively.